Cover	Aug. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2023
Entity File Number	000-22897
Entity Registrant Name	NOVATION COMPANIES, INC.
Entity Central Index Key	0001025953
Entity Tax Identification Number	74-2830661
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	1724 Phoenix Parkway
Entity Address, City or Town	College Park
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30349
City Area Code	(816)
Local Phone Number	237-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false